Cash and Cash Equivalents And Restricted Cash (Tables)	6 Months Ended
Jun. 30, 2020
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents and Restricted Cash - Schedule (Table)

Cash and cash equivalents consisted of the following:

	June 30, 2020	December 31, 2019
Cash on hand and at banks	$67,718	$43,561
Restricted cash	764	490
Total cash, cash equivalents and restricted cash	$68,482	$44,051